NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS

NOTE 1 - NATURE OF BUSINESS

Nevada Canyon Gold Corp. (the “Company”) was incorporated under the laws of the state of Nevada on February 27, 2014. On July 6, 2016, the Company changed its name from Tech Foundry Ventures, Inc. to Nevada Canyon Gold Corp. On December 15, 2021, the Company incorporated two subsidiaries, Nevada Canyon LLC and Canyon Carbon LLC. Both subsidiaries were incorporated under the laws of the state of Nevada. The Company is involved in acquiring and exploring mineral properties and royalty interests in Nevada and Idaho.

Going Concern

The Company’s condensed consolidated financial statements are prepared using accounting principles generally accepted in the United States of America (“US GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company is in the business of acquiring and exploring mineral properties and royalty interests and has not generated or realized any revenues from these business operations. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable.

As of June 30, 2024, the Company’s management has assessed the Company’s ability to continue as a going concern. Management’s assessment is based on various factors, including historical and projected financial performance, liquidity, and other relevant circumstances. As of the date of these condensed consolidated financial statements, the Company has sufficient cash to meet its working capital requirements and fund its exploration programs and general day-to-day operations for at least the next 12 months. This assessment takes into account the Company’s current cash balances as a result of the sale of the Company’s common shares under offering statement on Form 1-A (the “Offering”), and expected future cash inflows from the Offering and future financing the management is planning to undertake.

While the Company believes it has the financial resources to continue its operations for the next 12 months, it is important to note that there are inherent uncertainties in projecting future cash flows, and there can be no assurance that these projections will be realized. The Company continues to closely monitor its financial position, market conditions, and other factors that may impact its ability to continue as a going concern. Management’s assessment is based on the information available as of the date of this report. If unforeseen events, adverse market conditions, or other factors negatively affect the Company’s financial position in the future, there may be a need to adjust the going concern assessment. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. In the event that the Company’s ability to continue as a going concern becomes doubtful, adjustments to the carrying values of assets and liabilities, as well as additional disclosures, would be necessary.

NOTE 1 - NATURE OF BUSINESS

Nevada Canyon Gold Corp. (the “Company”) was incorporated under the laws of the state of Nevada on February 27, 2014. On July 6, 2016, the Company changed its name from Tech Foundry Ventures, Inc. to Nevada Canyon Gold Corp. On December 15, 2021, the Company incorporated two subsidiaries, Nevada Canyon LLC and Canyon Carbon LLC. Both subsidiaries were incorporated under the laws of the state of Nevada. The Company is involved in acquiring and exploring mineral properties and royalty interests in Nevada and Idaho.

Going Concern

The Company’s consolidated financial statements are prepared using accounting principles generally accepted in the United States of America (“US GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company is in the business of acquiring and exploring mineral properties and royalty interests and has not generated or realized any revenues from these business operations. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable.

As of December 31, 2023, the Company’s management has assessed the Company’s ability to continue as a going concern. Management’s assessment is based on various factors, including historical and projected financial performance, liquidity, and other relevant circumstances. As of the date of these consolidated financial statements, the Company has sufficient cash to meet its working capital requirements and fund its exploration programs and general day-to-day operations for at least the next 12 months. This assessment takes into account the Company’s current cash balances as a result of the sale of the Company’s common shares under offering statement on Form 1-A (the “Offering”), and expected future cash inflows from the Offering and future financing the management is planning to undertake.

While the Company believes it has the financial resources to continue its operations for the next 12 months, it is important to note that there are inherent uncertainties in projecting future cash flows, and there can be no assurance that these projections will be realized. The Company continues to closely monitor its financial position, market conditions, and other factors that may impact its ability to continue as a going concern. Management’s assessment is based on the information available as of the date of this report. If unforeseen events, adverse market conditions, or other factors negatively affect the Company’s financial position in the future, there may be a need to adjust the going concern assessment. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. In the event that the Company’s ability to continue as a going concern becomes doubtful, adjustments to the carrying values of assets and liabilities, as well as additional disclosures, would be necessary.

In prior reporting periods, the Company concluded that substantial doubt regarding its ability to continue as a going concern existed. The cash received from sale of the Company’s common stock as a result of the Offering in the third and fourth quarter of the Company’s Fiscal 2023 (Note 6), alleviated the substantial doubt.